Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.3%
		Communication Services: 11.2%
165,620		Activision Blizzard, Inc.	$12,817,332	0.2
64,119	(1)	Alphabet, Inc. - Class A	171,423,429	2.2
60,001	(1)	Alphabet, Inc. - Class C	159,921,265	2.1
1,520,527		AT&T, Inc.	41,069,434	0.5
27,011	(1)	Charter Communications, Inc.	19,652,123	0.3
975,414		Comcast Corp. – Class A	54,554,905	0.7
36,548	(1),(2)	Discovery Communications, Inc. - Class A	927,588	0.0
65,104	(1)	Discovery Communications, Inc. - Class C	1,580,074	0.0
53,012	(1),(2)	Dish Network Corp. - Class A	2,303,902	0.0
60,604		Electronic Arts, Inc.	8,620,919	0.1
507,654	(1)	Facebook, Inc.- Class A	172,292,691	2.2
68,872		Fox Corp. - Class A	2,762,456	0.0
31,585		Fox Corp. - Class B	1,172,435	0.0
83,825		Interpublic Group of Cos., Inc.	3,073,863	0.1
28,059	(1),(2)	Live Nation Entertainment, Inc.	2,557,017	0.0
211,832	(2)	Lumen Technologies, Inc.	2,624,598	0.0
58,949	(1),(2)	Match Group, Inc.	9,254,403	0.1
94,255	(1)	NetFlix, Inc.	57,527,597	0.7
83,312		News Corp - Class A	1,960,331	0.0
26,477		News Corp - Class B	615,061	0.0
45,660		Omnicom Group	3,308,524	0.1
24,814	(1)	Take-Two Interactive Software, Inc.	3,823,093	0.1
124,910	(1)	T-Mobile US, Inc.	15,958,502	0.2
169,934	(1)	Twitter, Inc.	10,262,314	0.1
881,675		Verizon Communications, Inc.	47,619,267	0.6
129,014		ViacomCBS, Inc. - Class B	5,097,343	0.1
386,973	(1)	Walt Disney Co.	65,464,222	0.8
			878,244,688	11.2

		Consumer Discretionary: 12.3%
13,936		Advance Auto Parts, Inc.	2,911,091	0.0
92,752	(1)	Amazon.com, Inc.	304,694,030	3.9
57,607	(1)	Aptiv PLC	8,581,715	0.1
4,588	(1)	Autozone, Inc.	7,790,378	0.1
56,381		Bath & Body Works, Inc.	3,553,694	0.0
48,006		Best Buy Co., Inc.	5,074,714	0.1
8,744	(1)	Booking Holdings, Inc.	20,757,119	0.3
51,065		BorgWarner, Inc.	2,206,519	0.0
45,452	(1)	Caesars Entertainment, Inc.	5,103,351	0.1
34,698	(1)	Carmax, Inc.	4,439,956	0.1
170,055	(1)	Carnival Corp.	4,253,076	0.1
5,983	(1)	Chipotle Mexican Grill, Inc.	10,874,222	0.1
27,753		Darden Restaurants, Inc.	4,203,747	0.1
50,302		Dollar General Corp.	10,671,066	0.1
49,397	(1)	Dollar Tree, Inc.	4,728,281	0.1
7,848		Domino's Pizza, Inc.	3,743,182	0.1
69,413		D.R. Horton, Inc.	5,828,610	0.1
138,435		eBay, Inc.	9,644,766	0.1
26,956	(1)	Etsy, Inc.	5,605,770	0.1
30,942	(1)	Expedia Group, Inc.	5,071,394	0.1
835,632	(1)	Ford Motor Co.	11,832,549	0.2
44,727		Gap, Inc.	1,015,303	0.0
32,356		Garmin Ltd.	5,030,064	0.1
309,158	(1)	General Motors Co.	16,295,718	0.2
30,498		Genuine Parts Co.	3,697,273	0.0
74,355		Hanesbrands, Inc.	1,275,932	0.0
27,562		Hasbro, Inc.	2,459,082	0.0
59,349	(1)	Hilton Worldwide Holdings, Inc.	7,840,596	0.1
226,430		Home Depot, Inc.	74,327,912	1.0
73,214	(1)	Las Vegas Sands Corp.	2,679,632	0.0
28,387		Leggett & Platt, Inc.	1,272,873	0.0
58,499		Lennar Corp. - Class A	5,480,186	0.1
57,577	(1)	LKQ Corp.	2,897,275	0.0
150,539		Lowe's Cos, Inc.	30,538,342	0.4
58,255	(1)	Marriott International, Inc.	8,626,983	0.1
159,038		McDonald's Corp.	38,345,652	0.5
85,175		MGM Resorts International	3,675,301	0.0
11,907	(1)	Mohawk Industries, Inc.	2,112,302	0.0
80,628		Newell Brands, Inc.	1,785,104	0.0
272,180		Nike, Inc. - Class B	39,528,701	0.5
78,801	(1),(2)	Norwegian Cruise Line Holdings Ltd.	2,104,775	0.0
716	(1)	NVR, Inc.	3,432,561	0.0
14,684	(1)	O'Reilly Automotive, Inc.	8,972,805	0.1
33,390	(1),(2)	Penn National Gaming, Inc.	2,419,439	0.0
8,540		Pool Corp.	3,709,861	0.1
55,268		Pulte Group, Inc.	2,537,907	0.0
15,197	(1)	PVH Corp.	1,562,100	0.0
10,488		Ralph Lauren Corp.	1,164,587	0.0
76,052		Ross Stores, Inc.	8,278,260	0.1
47,731	(1)	Royal Caribbean Cruises Ltd.	4,245,672	0.1
251,100		Starbucks Corp.	27,698,841	0.4
59,385		Tapestry, Inc.	2,198,433	0.0
105,356		Target Corp.	24,102,292	0.3
172,802	(1)	Tesla, Inc.	134,004,495	1.7
256,932		TJX Cos., Inc.	16,952,373	0.2
24,349		Tractor Supply Co.	4,933,351	0.1
11,661	(1)	Ulta Beauty, Inc.	4,208,688	0.1
41,010	(1),(2)	Under Armour, Inc. - Class A	827,582	0.0
42,369	(1)	Under Armour, Inc. - Class C	742,305	0.0
69,432		VF Corp.	4,651,250	0.1
13,353		Whirlpool Corp.	2,722,143	0.0
22,416	(1),(2)	Wynn Resorts Ltd.	1,899,756	0.0
62,961		Yum! Brands, Inc.	7,700,760	0.1
			961,523,697	12.3

		Consumer Staples: 5.7%
392,713		Altria Group, Inc.	17,876,296	0.2
119,122		Archer-Daniels-Midland Co.	7,148,511	0.1
38,911		Brown-Forman Corp. - Class B	2,607,426	0.0
43,240	(2)	Campbell Soup Co.	1,807,864	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
52,291		Church & Dwight Co., Inc.	$4,317,668	0.1
26,154		Clorox Co.	4,331,364	0.1
827,336		Coca-Cola Co.	43,410,320	0.6
179,634		Colgate-Palmolive Co.	13,576,738	0.2
102,291		Conagra Brands, Inc.	3,464,596	0.0
35,831		Constellation Brands, Inc.	7,549,233	0.1
94,143		Costco Wholesale Corp.	42,303,157	0.5
49,384		Estee Lauder Cos., Inc.	14,811,743	0.2
129,112		General Mills, Inc.	7,723,480	0.1
30,970		Hershey Co.	5,241,673	0.1
60,029	(2)	Hormel Foods Corp.	2,461,189	0.0
23,073		JM Smucker Co.	2,769,452	0.0
54,602		Kellogg Co.	3,490,160	0.0
71,716		Kimberly-Clark Corp.	9,498,067	0.1
143,292		Kraft Heinz Co.	5,276,011	0.1
144,809		Kroger Co.	5,854,628	0.1
30,904		Lamb Weston Holdings, Inc.	1,896,579	0.0
53,068		McCormick & Co., Inc.	4,300,100	0.1
40,120		Molson Coors Beverage Co.	1,860,766	0.0
297,678		Mondelez International, Inc.	17,318,906	0.2
79,968	(1)	Monster Beverage Corp.	7,103,557	0.1
294,334		PepsiCo, Inc.	44,270,777	0.6
331,905		Philip Morris International, Inc.	31,461,275	0.4
516,942		Procter & Gamble Co.	72,268,492	0.9
108,946		Sysco Corp.	8,552,261	0.1
62,784		Tyson Foods, Inc.	4,956,169	0.1
152,892		Walgreens Boots Alliance, Inc.	7,193,569	0.1
304,338		Walmart, Inc.	42,418,630	0.5
			449,120,657	5.7

		Energy: 2.7%
80,503		APA Corp.	1,725,179	0.0
176,434	(2)	Baker Hughes Co.	4,363,213	0.1
85,112	(2)	Cabot Oil & Gas Corp.	1,852,037	0.0
411,844		Chevron Corp.	41,781,574	0.5
285,169		ConocoPhillips	19,325,903	0.2
134,081		Devon Energy Corp.	4,761,216	0.1
36,244		Diamondback Energy, Inc.	3,431,219	0.0
124,338		EOG Resources, Inc.	9,980,611	0.1
901,575		Exxon Mobil Corp.	53,030,642	0.7
189,640		Halliburton Co.	4,100,017	0.0
58,693		Hess Corp.	4,584,510	0.1
415,101		Kinder Morgan, Inc.	6,944,640	0.1
167,897		Marathon Oil Corp.	2,295,152	0.0
135,911		Marathon Petroleum Corp.	8,400,659	0.1
188,905		Occidental Petroleum Corp.	5,587,810	0.1
94,907		Oneok, Inc.	5,503,657	0.1
93,274		Phillips 66	6,531,978	0.1
48,317		Pioneer Natural Resources Co.	8,045,264	0.1
297,809		Schlumberger NV	8,827,059	0.1
87,063		Valero Energy Corp.	6,144,036	0.1
258,736		Williams Cos., Inc.	6,711,612	0.1
			213,927,988	2.7

		Financials: 11.3%
131,413		Aflac, Inc.	6,850,560	0.1
62,968		Allstate Corp.	8,016,456	0.1
137,037		American Express Co.	22,957,809	0.3
182,123		American International Group, Inc.	9,996,731	0.1
24,223		Ameriprise Financial, Inc.	6,397,779	0.1
48,075		Aon PLC	13,738,393	0.2
44,029		Arthur J. Gallagher & Co.	6,544,911	0.1
12,525		Assurant, Inc.	1,975,819	0.0
1,576,985		Bank of America Corp.	66,943,013	0.9
169,115		Bank of New York Mellon Corp.	8,766,922	0.1
394,755	(1)	Berkshire Hathaway, Inc. – Class B	107,744,430	1.4
30,467		Blackrock, Inc.	25,551,454	0.3
49,776		Brown & Brown, Inc.	2,760,079	0.0
95,004		Capital One Financial Corp.	15,387,798	0.2
22,706		Cboe Global Markets, Inc.	2,812,365	0.0
319,700		Charles Schwab Corp.	23,286,948	0.3
93,434		Chubb Ltd.	16,208,930	0.2
31,923		Cincinnati Financial Corp.	3,646,245	0.1
431,622		Citigroup, Inc.	30,291,232	0.4
90,738		Citizens Financial Group, Inc.	4,262,871	0.1
76,481		CME Group, Inc.	14,789,896	0.2
28,520		Comerica, Inc.	2,295,860	0.0
63,774		Discover Financial Services	7,834,636	0.1
8,491		Everest Re Group Ltd.	2,129,373	0.0
147,095		Fifth Third Bancorp	6,242,712	0.1
37,546		First Republic Bank	7,241,873	0.1
59,015	(2)	Franklin Resources, Inc.	1,753,926	0.0
19,929	(2)	Globe Life, Inc.	1,774,279	0.0
71,788		Goldman Sachs Group, Inc.	27,138,018	0.3
73,936		Hartford Financial Services Group, Inc.	5,194,004	0.1
314,446	(2)	Huntington Bancshares, Inc.	4,861,335	0.1
119,929		Intercontinental Exchange, Inc.	13,770,248	0.2
72,711		Invesco Ltd.	1,753,062	0.0
636,354		JPMorgan Chase & Co.	104,164,786	1.3
203,668		Keycorp	4,403,302	0.1
37,619		Lincoln National Corp.	2,586,306	0.0
43,283		Loews Corp.	2,334,252	0.0
27,403		M&T Bank Corp.	4,092,364	0.1
8,092		MarketAxess Holdings, Inc.	3,404,223	0.0
107,891		Marsh & McLennan Cos., Inc.	16,337,934	0.2
155,111		Metlife, Inc.	9,575,002	0.1
34,498		Moody's Corp.	12,250,585	0.2
310,845		Morgan Stanley	30,248,327	0.4
17,557		MSCI, Inc. - Class A	10,680,625	0.1
24,925		Nasdaq, Inc.	4,811,024	0.1
44,380		Northern Trust Corp.	4,784,608	0.1
91,137		People's United Financial, Inc.	1,592,163	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
90,506		PNC Financial Services Group, Inc.	$ 17,706,594	0.2
53,156		Principal Financial Group, Inc.	3,423,246	0.0
124,616		Progressive Corp.	11,264,040	0.1
82,373		Prudential Financial, Inc.	8,665,640	0.1
39,442		Raymond James Financial, Inc.	3,639,708	0.1
203,278		Regions Financial Corp.	4,331,854	0.1
51,323		S&P Global, Inc.	21,806,629	0.3
77,864		State Street Corp.	6,596,638	0.1
12,493	(1)	SVB Financial Group	8,081,472	0.1
121,322		Synchrony Financial	5,930,219	0.1
48,328		T. Rowe Price Group, Inc.	9,506,118	0.1
53,132		Travelers Cos, Inc.	8,076,595	0.1
284,264		Truist Financial Corp.	16,672,084	0.2
287,321		US Bancorp	17,078,360	0.2
874,497		Wells Fargo & Co.	40,585,406	0.5
27,481		Willis Towers Watson PLC	6,388,233	0.1
29,867		WR Berkley Corp.	2,185,667	0.0
34,514		Zions Bancorp NA	2,136,071	0.0
			886,260,042	11.3

		Health Care: 13.2%
377,537		Abbott Laboratories	44,598,446	0.6
376,336		AbbVie, Inc.	40,595,364	0.5
9,664	(1)	Abiomed, Inc.	3,145,825	0.0
64,621		Agilent Technologies, Inc.	10,179,746	0.1
15,648	(1)	Align Technology, Inc.	10,412,649	0.1
31,860		AmerisourceBergen Corp.	3,805,677	0.1
120,929		Amgen, Inc.	25,715,552	0.3
51,923		Anthem, Inc.	19,356,894	0.2
106,460		Baxter International, Inc.	8,562,578	0.1
61,160		Becton Dickinson & Co.	15,034,351	0.2
31,738	(1)	Biogen, Inc.	8,981,537	0.1
4,577	(1)	Bio-Rad Laboratories, Inc.	3,414,213	0.0
8,282		Bio-Techne Corp.	4,013,209	0.1
303,222	(1)	Boston Scientific Corp.	13,156,803	0.2
473,219		Bristol-Myers Squibb Co.	28,000,368	0.4
61,790		Cardinal Health, Inc.	3,056,133	0.0
36,276	(1)	Catalent, Inc.	4,827,247	0.1
124,164	(1)	Centene Corp.	7,736,659	0.1
62,948		Cerner Corp.	4,439,093	0.1
10,732	(1)	Charles River Laboratories International, Inc.	4,428,774	0.1
72,429		Cigna Corp.	14,497,389	0.2
10,488		Cooper Cos., Inc.	4,334,795	0.1
281,015		CVS Health Corp.	23,846,933	0.3
135,308		Danaher Corp.	41,193,168	0.5
14,284	(1)	DaVita, Inc.	1,660,658	0.0
46,542		Dentsply Sirona, Inc.	2,701,763	0.0
20,604	(1)	DexCom, Inc.	11,267,503	0.1
132,743	(1)	Edwards Lifesciences Corp.	15,027,835	0.2
169,081		Eli Lilly & Co.	39,066,165	0.5
267,010		Gilead Sciences, Inc.	18,650,648	0.2
52,496		HCA Healthcare, Inc.	12,741,829	0.2
29,749	(1)	Henry Schein, Inc.	2,265,684	0.0
53,982	(1)	Hologic, Inc.	3,984,411	0.1
27,366		Humana, Inc.	10,649,479	0.1
18,118	(1)	Idexx Laboratories, Inc.	11,267,584	0.1
31,241	(1)	Illumina, Inc.	12,671,662	0.2
39,974	(1)	Incyte Corp., Ltd.	2,749,412	0.0
25,321	(1)	Intuitive Surgical, Inc.	25,172,872	0.3
40,805	(1)	IQVIA Holdings, Inc.	9,774,430	0.1
560,611		Johnson & Johnson	90,538,677	1.2
20,593	(1)	Laboratory Corp. of America Holdings	5,795,694	0.1
32,939		McKesson Corp.	6,567,378	0.1
286,196		Medtronic PLC	35,874,669	0.5
539,079		Merck & Co., Inc.	40,490,224	0.5
4,923	(1)	Mettler Toledo International, Inc.	6,780,743	0.1
74,785	(1)	Moderna, Inc.	28,781,755	0.4
53,988		Organon & Co.	1,770,267	0.0
23,876		PerkinElmer, Inc.	4,137,472	0.1
1,193,995		Pfizer, Inc.	51,353,725	0.7
26,020	(2)	Quest Diagnostics, Inc.	3,780,966	0.0
22,383	(1)	Regeneron Pharmaceuticals, Inc.	13,545,744	0.2
30,989		Resmed, Inc.	8,167,151	0.1
21,245		STERIS Public Ltd. Co.	4,339,929	0.1
71,472		Stryker Corp.	18,848,596	0.2
9,967		Teleflex, Inc.	3,753,074	0.0
83,782		Thermo Fisher Scientific, Inc.	47,867,170	0.6
200,803		UnitedHealth Group, Inc.	78,461,764	1.0
16,158		Universal Health Services, Inc.	2,235,782	0.0
55,248	(1)	Vertex Pharmaceuticals, Inc.	10,021,435	0.1
257,529		Viatris, Inc.	3,489,518	0.0
13,068	(1)	Waters Corp.	4,669,196	0.1
15,754		West Pharmaceutical Services, Inc.	6,688,203	0.1
44,475		Zimmer Biomet Holdings, Inc.	6,509,361	0.1
100,931		Zoetis, Inc.	19,594,744	0.3
			1,031,048,575	13.2

		Industrials: 8.0%
123,226		3M Co.	21,616,305	0.3
26,669	(1)	Alaska Air Group, Inc.	1,562,803	0.0
19,102		Allegion Public Ltd.	2,524,902	0.0
137,882	(1),(2)	American Airlines Group, Inc.	2,829,339	0.0
49,237		Ametek, Inc.	6,105,880	0.1
28,366		AO Smith Corp.	1,732,312	0.0
117,337	(1)	Boeing Co.	25,807,100	0.3
184,785	(2)	Carrier Global Corp.	9,564,472	0.1
116,589		Caterpillar, Inc.	22,381,590	0.3
28,049	(2)	CH Robinson Worldwide, Inc.	2,440,263	0.0
18,639		Cintas Corp.	7,095,122	0.1
45,343	(1)	Copart, Inc.	6,289,981	0.1
480,115		CSX Corp.	14,278,620	0.2
30,582		Cummins, Inc.	6,867,494	0.1
60,452		Deere & Co.	20,255,652	0.3
136,276	(1)	Delta Air Lines, Inc.	5,806,720	0.1
30,658		Dover Corp.	4,767,319	0.1
84,885		Eaton Corp. PLC	12,674,179	0.2
127,307		Emerson Electric Co.	11,992,319	0.2

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
25,946		Equifax, Inc.	$ 6,575,235	0.1
36,180		Expeditors International Washington, Inc.	4,310,123	0.1
122,396		Fastenal Co.	6,316,858	0.1
52,379		FedEx Corp.	11,486,191	0.1
76,323		Fortive Corp.	5,386,114	0.1
29,363		Fortune Brands Home & Security, Inc.	2,625,639	0.0
13,442	(1)	Generac Holdings, Inc.	5,493,342	0.1
49,411		General Dynamics Corp.	9,686,038	0.1
233,757		General Electric Co.	24,083,984	0.3
147,027		Honeywell International, Inc.	31,210,892	0.4
82,207		Howmet Aerospace, Inc.	2,564,858	0.0
8,548		Huntington Ingalls Industries, Inc.	1,650,277	0.0
16,184		IDEX Corp.	3,349,279	0.0
84,888		IHS Markit Ltd.	9,899,639	0.1
61,038		Illinois Tool Works, Inc.	12,612,282	0.2
86,285	(1)	Ingersoll Rand, Inc.	4,349,627	0.1
27,752		Jacobs Engineering Group, Inc.	3,677,973	0.0
17,922		JB Hunt Transport Services, Inc.	2,996,917	0.0
151,674		Johnson Controls International plc	10,325,966	0.1
19,372		Kansas City Southern	5,242,838	0.1
42,793		L3Harris Technologies, Inc.	9,424,730	0.1
30,148		Leidos Holdings, Inc.	2,898,127	0.0
52,485		Lockheed Martin Corp.	18,112,573	0.2
52,636		Masco Corp.	2,923,930	0.0
76,410		Nielsen Holdings PLC	1,466,308	0.0
52,595		Norfolk Southern Corp.	12,583,354	0.2
32,051		Northrop Grumman Corp.	11,543,168	0.2
19,977		Old Dominion Freight Line	5,713,022	0.1
90,886		Otis Worldwide Corp.	7,478,100	0.1
73,934		Paccar, Inc.	5,834,871	0.1
27,484		Parker Hannifin Corp.	7,685,076	0.1
35,322		Pentair PLC	2,565,437	0.0
29,634		Quanta Services, Inc.	3,372,942	0.0
321,116		Raytheon Technologies Corp.	27,603,131	0.4
44,747		Republic Services, Inc.	5,372,325	0.1
23,845		Robert Half International, Inc.	2,392,369	0.0
24,709		Rockwell Automation, Inc.	7,265,434	0.1
48,150	(2)	Rollins, Inc.	1,701,139	0.0
22,451		Roper Technologies, Inc.	10,016,065	0.1
11,494		Snap-On, Inc.	2,401,671	0.0
125,996	(1)	Southwest Airlines Co.	6,479,974	0.1
34,704		Stanley Black & Decker, Inc.	6,083,958	0.1
47,732		Textron, Inc.	3,332,171	0.0
50,601		Trane Technologies PLC	8,736,263	0.1
11,150	(1)	TransDigm Group, Inc.	6,963,956	0.1
138,875		Union Pacific Corp.	27,220,889	0.4
68,916	(1),(2)	United Airlines Holdings, Inc.	3,278,334	0.0
155,096		United Parcel Service, Inc. - Class B	28,242,982	0.4
15,416	(1)	United Rentals, Inc.	5,409,937	0.1
34,361		Verisk Analytics, Inc.	6,881,477	0.1
82,503		Waste Management, Inc.	12,322,648	0.2
40,256		Westinghouse Air Brake Technologies Corp.	3,470,470	0.0
9,315		WW Grainger, Inc.	3,661,354	0.0
38,367		Xylem, Inc.	4,745,231	0.1
			625,619,860	8.0

		Information Technology: 27.4%
135,045		Accenture PLC	43,203,596	0.6
101,454	(1)	Adobe, Inc.	58,409,097	0.7
258,312	(1)	Advanced Micro Devices, Inc.	26,580,305	0.3
34,676	(1)	Akamai Technologies, Inc.	3,626,763	0.0
127,389		Amphenol Corp.	9,328,696	0.1
114,550		Analog Devices, Inc.	19,184,834	0.2
18,581	(1)	ANSYS, Inc.	6,325,901	0.1
3,344,234		Apple, Inc.	473,209,111	6.0
194,640		Applied Materials, Inc.	25,056,007	0.3
11,908	(1)	Arista Networks, Inc.	4,092,065	0.1
46,854	(1)	Autodesk, Inc.	13,361,355	0.2
90,099		Automatic Data Processing, Inc.	18,012,592	0.2
87,369		Broadcom, Inc.	42,367,849	0.5
24,739	(2)	Broadridge Financial Solutions, Inc. ADR	4,122,507	0.1
58,943	(1)	Cadence Design Systems, Inc.	8,926,328	0.1
29,281		CDW Corp.	5,329,728	0.1
28,723	(1)	Ceridian HCM Holding, Inc.	3,234,784	0.0
897,453		Cisco Systems, Inc.	48,848,367	0.6
26,456		Citrix Systems, Inc.	2,840,581	0.0
111,931		Cognizant Technology Solutions Corp.	8,306,400	0.1
163,686		Corning, Inc.	5,972,902	0.1
53,645	(1)	DXC Technology Co.	1,803,008	0.0
28,669	(1)	Enphase Energy, Inc.	4,299,490	0.1
12,919	(1)	F5 Networks, Inc.	2,568,039	0.0
131,543		Fidelity National Information Services, Inc.	16,006,152	0.2
126,920	(1)	Fiserv, Inc.	13,770,820	0.2
17,591	(1)	FleetCor Technologies, Inc.	4,596,001	0.1
28,868	(1)	Fortinet, Inc.	8,430,611	0.1
17,814	(1)	Gartner, Inc.	5,413,318	0.1
62,556		Global Payments, Inc.	9,857,575	0.1
278,109		Hewlett Packard Enterprise Co.	3,963,053	0.1
255,818		HP, Inc.	6,999,180	0.1
863,974		Intel Corp.	46,032,535	0.6
190,879		International Business Machines Corp.	26,518,819	0.3
58,193		Intuit, Inc.	31,395,705	0.4
7,633	(1)	IPG Photonics Corp.	1,209,067	0.0
15,819		Jack Henry & Associates, Inc.	2,595,265	0.0
69,244		Juniper Networks, Inc.	1,905,595	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
39,233	(1)	Keysight Technologies, Inc.	$ 6,445,590	0.1
32,527		KLA Corp.	10,880,607	0.1
30,347		Lam Research Corp.	17,271,995	0.2
185,521		Mastercard, Inc. - Class A	64,501,941	0.8
58,359		Microchip Technology, Inc.	8,957,523	0.1
239,739		Micron Technology, Inc.	17,016,674	0.2
1,600,363		Microsoft Corp.	451,174,337	5.8
9,192		Monolithic Power Systems, Inc.	4,455,179	0.1
36,059		Motorola Solutions, Inc.	8,377,227	0.1
47,706	(2)	NetApp, Inc.	4,282,091	0.1
123,788		NortonLifeLock, Inc.	3,131,836	0.0
530,694		Nvidia Corp.	109,938,569	1.4
56,463		NXP Semiconductor NV - NXPI - US	11,059,408	0.1
350,803		Oracle Corp.	30,565,465	0.4
68,200		Paychex, Inc.	7,669,090	0.1
10,237	(1)	Paycom Software, Inc.	5,074,993	0.1
250,234	(1)	PayPal Holdings, Inc.	65,113,389	0.8
22,498	(1)	PTC, Inc.	2,695,035	0.0
23,669	(1)	Qorvo, Inc.	3,957,220	0.1
240,218		Qualcomm, Inc.	30,983,318	0.4
206,896	(1)	Salesforce.com, Inc.	56,114,333	0.7
44,592		Seagate Technology Holdings PLC	3,679,732	0.0
42,187	(1)	ServiceNow, Inc.	26,251,705	0.3
35,169		Skyworks Solutions, Inc.	5,795,148	0.1
32,492	(1)	Synopsys, Inc.	9,728,430	0.1
69,850		TE Connectivity Ltd.	9,584,817	0.1
9,925	(1)	Teledyne Technologies, Inc.	4,263,582	0.1
35,132		Teradyne, Inc.	3,835,360	0.1
196,606		Texas Instruments, Inc.	37,789,639	0.5
53,585	(1)	Trimble, Inc.	4,407,366	0.1
8,698	(1)	Tyler Technologies, Inc.	3,989,338	0.1
20,727	(1)	VeriSign, Inc.	4,249,242	0.1
359,399		Visa, Inc. - Class A	80,056,127	1.0
65,262	(1)	Western Digital Corp.	3,683,387	0.1
86,535		Western Union Co.	1,749,738	0.0
52,701		Xilinx, Inc.	7,957,324	0.1
11,373	(1)	Zebra Technologies Corp.	5,861,872	0.1
			2,150,252,628	27.4

		Materials: 2.5%
47,142		Air Products & Chemicals, Inc.	12,073,538	0.2
24,906		Albemarle Corp.	5,453,667	0.1
328,339		Amcor PLC	3,805,449	0.1
17,651		Avery Dennison Corp.	3,657,464	0.1
69,555	(2)	Ball Corp.	6,257,863	0.1
23,663		Celanese Corp. - Series A	3,564,594	0.0
45,807		CF Industries Holdings, Inc.	2,556,947	0.0
156,351		Corteva, Inc.	6,579,250	0.1
158,819		Dow, Inc.	9,141,622	0.1
111,390		DuPont de Nemours, Inc.	7,573,406	0.1
28,916		Eastman Chemical Co.	2,912,998	0.0
53,005		Ecolab, Inc.	11,057,903	0.1
27,408		FMC Corp.	2,509,476	0.0
312,637		Freeport-McMoRan, Inc.	10,170,082	0.1
53,041		International Flavors & Fragrances, Inc.	7,092,643	0.1
83,232		International Paper Co.	4,654,333	0.1
109,974		Linde PLC	32,264,172	0.4
56,278		LyondellBasell Industries NV - Class A	5,281,690	0.1
13,284		Martin Marietta Materials, Inc.	4,538,877	0.1
73,621		Mosaic Co.	2,629,742	0.0
170,181		Newmont Corp.	9,240,828	0.1
62,545	(2)	Nucor Corp.	6,160,057	0.1
20,229		Packaging Corp. of America	2,780,274	0.0
50,547		PPG Industries, Inc.	7,228,726	0.1
31,921		Sealed Air Corp.	1,748,952	0.0
51,587		Sherwin-Williams Co.	14,430,431	0.2
28,255		Vulcan Materials Co.	4,779,616	0.1
56,861		WestRock Co.	2,833,384	0.0
			192,977,984	2.5

		Real Estate: 2.6%
29,527		Alexandria Real Estate Equities, Inc.	5,641,724	0.1
96,926		American Tower Corp.	25,725,130	0.3
29,733		AvalonBay Communities, Inc.	6,590,022	0.1
30,264	(2)	Boston Properties, Inc.	3,279,104	0.0
71,498	(1)	CBRE Group, Inc.	6,961,045	0.1
92,040		Crown Castle International Corp.	15,952,373	0.2
60,181		Digital Realty Trust, Inc.	8,693,145	0.1
80,571		Duke Realty Corp.	3,856,934	0.1
19,113		Equinix, Inc.	15,101,755	0.2
72,567	(2)	Equity Residential	5,872,122	0.1
13,850		Essex Property Trust, Inc.	4,428,399	0.1
28,495		Extra Space Storage, Inc.	4,786,875	0.1
14,905		Federal Realty Investment Trust	1,758,641	0.0
114,778		Healthpeak Properties, Inc.	3,842,767	0.0
153,010	(1)	Host Hotels & Resorts, Inc.	2,498,653	0.0
61,643	(2)	Iron Mountain, Inc.	2,678,388	0.0
130,201		Kimco Realty Corp.	2,701,671	0.0
24,707		Mid-America Apartment Communities, Inc.	4,614,032	0.1
157,430		ProLogis, Inc.	19,746,445	0.3
32,465		Public Storage, Inc.	9,645,351	0.1
82,924	(2)	Realty Income Corp.	5,378,451	0.1
32,559	(2)	Regency Centers Corp.	2,192,197	0.0
23,330		SBA Communications Corp.	7,712,198	0.1
69,981		Simon Property Group, Inc.	9,095,431	0.1
59,423		UDR, Inc.	3,148,231	0.0
83,794		Ventas, Inc.	4,626,267	0.1
34,116	(2)	Vornado Realty Trust	1,433,213	0.0
89,989		Welltower, Inc.	7,415,094	0.1
159,673		Weyerhaeuser Co.	5,679,569	0.1
			201,055,227	2.6

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Utilities: 2.4%
141,907		AES Corp.	$3,239,737	0.0
53,295		Alliant Energy Corp.	2,983,454	0.0
54,762		Ameren Corp.	4,435,722	0.1
106,533		American Electric Power Co., Inc.	8,648,349	0.1
38,651		American Water Works Co., Inc.	6,533,565	0.1
27,853		Atmos Energy Corp.	2,456,635	0.0
125,794	(2)	Centerpoint Energy, Inc.	3,094,532	0.0
61,684		CMS Energy Corp.	3,684,385	0.0
75,256		Consolidated Edison, Inc.	5,462,833	0.1
172,175		Dominion Energy, Inc.	12,572,219	0.2
41,261		DTE Energy Co.	4,609,266	0.1
163,837		Duke Energy Corp.	15,988,853	0.2
80,862		Edison International	4,485,415	0.1
42,795		Entergy Corp.	4,249,972	0.1
48,831		Evergy, Inc.	3,037,288	0.0
73,182		Eversource Energy	5,983,360	0.1
208,238		Exelon Corp.	10,066,225	0.1
115,891		FirstEnergy Corp.	4,128,037	0.0
417,774		NextEra Energy, Inc.	32,803,615	0.4
83,567		NiSource, Inc.	2,024,828	0.0
52,127		NRG Energy, Inc.	2,128,345	0.0
24,019		Pinnacle West Capital Corp.	1,738,015	0.0
163,894		PPL Corp.	4,569,365	0.1
107,667		Public Service Enterprise Group, Inc.	6,556,920	0.1
68,004		Sempra Energy	8,602,506	0.1
225,486		Southern Co.	13,973,367	0.2
67,175		WEC Energy Group, Inc.	5,924,835	0.1
114,665		Xcel Energy, Inc.	7,166,563	0.1
			191,148,206	2.4

	Total Common Stock
	(Cost $4,235,333,023)		7,781,179,552	99.3

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
		Commercial Paper: 0.2%
500,000	(3)	ANZ Bank, 0.120%, 02/10/2022	$499,841	0.0
130,000	(3)	Collateralized Commercial Paper V Co., LLC, 0.100%, 12/13/2021	129,969	0.0
475,000	(3)	DBS Bank Ltd., 0.120%, 02/01/2022	474,754	0.0
475,000	(3)	DNB Bank ASA, 0.140%, 03/16/2022	474,777	0.0
375,000	(3)	DNB Bank ASA, 0.140%, 03/22/2022	374,811	0.0
275,000	(3)	Lloyds Bank PLC, 0.150%, 03/29/2022	274,808	0.0
498,000	(3)	LMA-Americas LLC, 0.100%, 01/26/2022	497,789	0.0
350,000	(3)	LMA-Americas LLC, 0.150%, 03/14/2022	349,767	0.0
475,000	(3)	Matchpoint Finance PLC, 0.120%, 01/18/2022	474,816	0.0
475,000	(3)	Matchpoint Finance PLC, 0.150%, 03/15/2022	474,682	0.0
475,000	(3)	Mizuho Bank Ltd., 0.150%, 03/16/2022	474,612	0.0
475,000	(3)	National Australia Bank Ltd., 0.120%, 02/18/2022	474,793	0.0
500,000	(3)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/07/2022	499,845	0.0
400,000	(3)	Nieuw Amsterdam Receivables Corporation B.V., 0.100%, 01/11/2022	399,870	0.0
500,000	(3)	NRW.Bank, 0.130%, 03/21/2022	499,696	0.0
475,000	(3)	Old Line Funding LLC, 0.130%, 03/10/2022	474,715	0.0
500,000	(3)	Sheffield Receivables Company LLC, 0.100%, 12/16/2021	499,876	0.0
500,000	(3)	Skandinaviska Enskilda Banken AB, 0.090%, 12/22/2021	499,891	0.1
525,000	(3)	Skandinaviska Enskilda Banken AB, 0.140%, 04/04/2022	524,615	0.1
500,000	(3)	Societe Generale, 0.170%, 03/31/2022	499,646	0.0
475,000	(3)	Swedbank AB, 0.150%, 03/23/2022	474,692	0.0
500,000	(3)	Swedbank AB, 0.150%, 03/24/2022	499,672	0.0
475,000	(3)	Thunder Bay Funding LLC, 0.130%, 03/18/2022	474,675	0.0
475,000	(3)	Victory Receivables Corporation, 0.120%, 01/06/2022	474,841	0.0
475,000	(3)	Westpac Banking Corp., 0.130%, 03/25/2022	474,721	0.0

	Total Commercial Paper
	(Cost $11,272,174)		11,272,174	0.2

		Floating Rate Notes: 0.1%
650,000	(3)	ANZ Bank, 0.130%, 03/30/2022	650,000	0.1
450,000	(3)	Bank of Montreal, 0.120%, 01/05/2022	450,169	0.0
475,000	(3)	Barclays Bank PLC, 0.160%, 03/22/2022	475,010	0.0
250,000	(3)	Barclays Bank PLC, 0.160%, 03/24/2022	250,003	0.0
350,000	(3)	Canadian Imperial Bank of Commerce, 0.120%, 02/10/2022	350,026	0.0
325,000	(3)	Cooperatieve Rabobank U.A./New York, 0.120%, 12/29/2021	324,994	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
475,000	(3)	DBS Bank Ltd., 0.140%, 03/16/2022	$474,940	0.0
275,000	(3)	Royal Bank of Canada, 0.120%, 12/14/2021	275,055	0.0
300,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/14/2022	300,003	0.0
400,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/16/2022	400,000	0.0
450,000	(3)	Sumitomo Mitsui Trust Bank Ltd., 0.150%, 03/22/2022	449,971	0.0

	Total Floating Rate Notes
	(Cost $4,400,171)		4,400,171	0.1

		Repurchase Agreements: 0.5%
10,473,463	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $10,473,477, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $10,682,932, due 11/01/21-07/20/71)	10,473,463	0.1
3,855,232	(3)	CF Secured LLC, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $3,855,237, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $3,932,337, due 11/15/21-01/20/69)	3,855,232	0.0
4,184,032	(3)	Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $4,184,041, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $4,267,743, due 10/12/21-08/15/51)	4,184,032	0.1
3,578,510	(3)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $3,578,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-7.500%, Market Value plus accrued interest $3,650,086, due 08/01/23-07/20/71)	3,578,510	0.0
13,820,190	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $13,820,209, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $14,096,594, due 10/31/21-05/01/58)	13,820,190	0.2
5,983,867	(3)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $5,983,883, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $6,103,721, due 07/15/23-02/15/48)	5,983,867	0.1

	Total Repurchase Agreements
	(Cost $41,895,294)		41,895,294	0.5

		Certificates of Deposit: 0.0%
240,000	(3)	Credit Agricole, 0.100%, 12/01/2021	240,013	0.0
475,000	(3)	Landesbank Baden-Wurttemberg, 0.160%, 03/21/2022	474,984	0.0
500,000	(3)	Lloyds Bank PLC, 0.130%, 02/22/2022	500,231	0.0
475,000	(3)	Mizuho Bank Ltd., 0.150%, 03/14/2022	474,989	0.0
475,000	(3)	MUFG Bank LTD, 0.130%, 01/07/2022	475,149	0.0
475,000	(3)	Norinchukin Bank of New York, 0.110%, 01/27/2022	474,984	0.0

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Certificates of Deposit (continued)
230,000	(3)	Svenska Handelsbanken AB, 0.110%, 02/10/2022	$230,069	0.0
350,000	(3)	Toronto-Dominion Bank, 0.150%, 03/03/2022	350,139	0.0

	Total Certificates of Deposit
	(Cost $3,220,558)		3,220,558	0.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
49,386,000	(3),(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	49,386,000	0.7
1,931,000	(3),(4)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,931,000	0.0
1,931,000	(3),(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	1,931,000	0.0
	Total Mutual Funds
	(Cost $53,248,000)		53,248,000	0.7

	Total Short-Term Investments
	(Cost $114,036,197)		114,036,197	1.5

	Total Investments in Securities (Cost $4,349,369,220)		$7,895,215,749	100.8
	Liabilities in Excess of Other Assets		(60,522,774)	(0.8)
	Net Assets		$7,834,692,975	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of September 30, 2021.

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock*	$7,781,179,552	$–	$–	$7,781,179,552
Short-Term Investments	53,248,000	60,788,197	–	114,036,197
Total Investments, at fair value	$7,834,427,552	$60,788,197	$–	$7,895,215,749
Liabilities Table
Other Financial Instruments+
Futures	$(1,817,379)	$–	$–	$(1,817,379)
Total Liabilities	$(1,817,379)	$–	$–	$(1,817,379)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At September 30, 2021, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	246	12/17/21	$52,862,325	$(1,817,379)
			$52,862,325	$(1,817,379)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $4,374,748,777.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$3,649,803,100
Gross Unrealized Depreciation	(131,153,507)
Net Unrealized Appreciation	$3,518,649,593